1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

December 23, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)
File Nos. 333-09341 and 811-07739
Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a)(ii) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 51 to the Registrant’s registration statement on Form N-1A under the 1933 Act and Amendment No. 53 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to: (i) adjust the Principal Investment Strategies of the International Small Companies Portfolio, and (ii) register a new Institutional Class Z of the Registrant’s Global Equity Portfolio, International Equity Portfolio and International Equity Research Portfolio, respectively; and (iii) register a new Institutional Class II of the Registrant’s Frontier Emerging Markets Portfolio. We have advised the Registrant in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier

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